Common shares and treasury shares	12 Months Ended
Dec. 31, 2025
Common shares and treasury shares
Common shares and treasury shares

25.   Common shares and treasury shares

During the year ended December 31, 2024, 3,962 Class A common shares were forfeited for the exercised share options, vested restricted shares and restricted share. In addition, 8,063,760 Class A common shares were transferred out from the treasury shares pool and issued for vested restricted share units during the year ended December 31, 2024. The Company also repurchased an aggregate of 9,212,012 ADSs, representing 184,240,240 Class A common shares at an average price of US$33.5701 per ADS or US$1.6785 per Class A common share, for aggregate consideration of US$309.2 million. Since the shares repurchased have not been cancelled, the excess of repurchase price over par value was recorded as treasury shares upon the repurchase date.

As of December 31, 2024, 10,000,000,000 Class A common shares and 1,000,000,000 Class B common shares had been authorized, 1,317,840,464 Class A common shares and 326,509,555 Class B common shares had been issued, 714,663,197 Class A common shares and 326,509,555 Class B common shares were outstanding, respectively.

During the year ended December 31, 2025, 22,363 Class A common shares were forfeited for the exercised share options, vested restricted shares and restricted share. In addition, 6,977,380 Class A common shares were transferred out from the treasury shares pool and issued for vested restricted share units during the year ended December 31, 2025. The Company also repurchased an aggregate of 2,421,752 ADSs, representing 48,435,040 Class A common shares at an average price of US$55.5971 per ADS or US$2.7799 per Class A common share, for aggregate consideration of US$134.6 million. Since the shares repurchased have not been cancelled, the excess of repurchase price over par value was recorded as treasury shares upon the repurchase date.

As of December 31, 2025, 10,000,000,000 Class A common shares and 1,000,000,000 Class B common shares had been authorized, 1,306,734,444 Class A common shares and 326,509,555 Class B common shares had been issued, 673,183,174 Class A common shares and 326,509,555 Class B common shares were outstanding, respectively.

In November 2022, the Company’s board of directors authorized the continued usage of the unutilized quota under the November 2021 Share Repurchase Plan, which amounted to US$800 million then, for another 12-month period beginning from the end of November 2022. In November 2023, the Company’s board of directors authorized the renewal and continued usage of the unutilized quota under the pre-existing share repurchase program of US$530 million, which would originally expire in late November 2023, for another 12-month period commencing from the date hereof. In the full year of 2023 the Company had repurchased approximately US$273.5 million of its shares.

In August 2024, the Company’s board of directors authorized the further extension of program for another 12-month period (the “2021 Program”). As of December 31, 2024, the Company has utilized US$183.3 million under the 2021 Program. On March 19, 2025, the Company’s board of directors approved a new share repurchase program, or the 2025 Program, under which the Company is authorized to repurchase up to US$300 million of its shares (including in the form of ADSs) until the end of 2027. The 2025 Program is effective immediately upon approval and replaces the 2021 Program.